Shareholder Fees - VIPFundsManagerFunds-InvestorComboPRO	Apr. 29, 2023 USD ($)
VIPFundsManagerFunds-InvestorComboPRO | VIP FundsManager 70% Portfolio
Shareholder Fees:
(fees paid directly from your investment)